Fees Summary	Jan. 21, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,406,000
Previously Paid Amount	0.00
Total Fee Amount	215.26
Total Offset Amount	0.00
Net Fee	215.26
Narrative - Max Aggregate Offering Price	$ 1,406,000
Final Prospectus	true